Loans (Tables)	6 Months Ended
Dec. 31, 2024
Loans [Abstract]
Schedule of Short-Term Loans

Short-term loans of the Company consist of the following:

	December 31, 2024
	(Unaudited)
	Principal Amount	Annual Interest Rate	Contract term
China Construction Bank(1)	$118,246	3.95%	2024.07.24-2025.07.24
China Construction Bank (1)	120,333	3.95%	2024.11.13-2025.11.13
China Construction Bank (1)	77,903	3.82%	2024.11.13-2025.11.13
China Construction Bank(1)	269,601	3.82%	2024.11.13-2025.11.13
Bank of China(3)	236,492	4.15%	2023.06.28-2025.06.28
Bank of Communications(2)	299,093	Details	2023.11.27-2025.11.27
Total	$1,121,668

	June 30, 2024
	Principal Amount	Annual Interest Rate	Contract term
China Construction Bank(1)	$203,457	3.95%	2023.12.12-2024.12.12
China Construction Bank(1)	77,173	3.95%	2023.12.27-2024.12.27
China Construction Bank(1)	121,420	3.95%	2023.12.26-2024.12.26
China Construction Bank(1)	110,428	3.95%	2024.01.31-2025.01.31
China Construction Bank(1)	68,474	3.85%	2023.12.12-2024.12.12
Bank of China(3)	14,032	4.15%	2023.06.28-2024.12.28
Bank of China(3)	238,537	4.15%	2023.06.28-2025.06.28
Total	$833,521
(1)	These loans with China Construction Bank carry the fixed interest rate and are unsecured.

(2)	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.

(3)	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan. In addition, Beijing Capital Financing Guarantee Co., Ltd. provided a joint guarantee with Mr. Xu.

Schedule of Long-Term Loans

Long-term loans of the Company as of December 31, 2024 consists of the following:

	June 30, 2024
	Principal Amount	Annual Interest Rate	Contract term
Bank of Communications(2)	301,678	Details	2023.11.27-2025.11.27
Total	$301,678
(2)	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.